CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Cash flows from operating activities:
Net income	$ 281,506,000	¥ 23,137,000,000	¥ 12,722,000,000	¥ 13,578,000,000
Adjustments to reconcile net income to net cash provided by operating activities -
Depreciation and amortization	119,212,000	9,798,000,000	12,388,000,000	12,899,000,000
Provision for doubtful receivables	535,000	44,000,000	(192,000,000)	259,000,000
Restructuring and impairment charges				2,339,000,000
Earthquake related impairment charges and expenses			4,455,000,000
Gain on bargain purchase			(2,543,000,000)
Loss on sale or disposal of property and equipment, net	3,784,000	311,000,000	271,000,000	822,000,000
Equity in net income of affiliated company	(632,000)	(52,000,000)	(41,000,000)	(56,000,000)
Deferred income taxes	34,360,000	2,824,000,000	(918,000,000)	(3,577,000,000)
Change in assets and liabilities, net of businesses acquired:
Decrease (increase) in trade notes and accounts receivable	(65,774,000)	(5,406,000,000)	2,385,000,000	(261,000,000)
Decrease (increase) in inventories	26,779,000	2,201,000,000	(2,632,000,000)	(2,455,000,000)
Decrease (increase) in other receivables	1,849,000	152,000,000	20,000,000	(406,000,000)
Decrease (increase) in prepaid expense	9,612,000	790,000,000	101,000,000	(24,000,000)
Increase (decrease) in trade notes and accounts payable	(29,906,000)	(2,458,000,000)	2,357,000,000	(949,000,000)
Increase (decrease) in accrued income taxes, net of tax refunds	53,486,000	4,396,000,000	576,000,000	(2,526,000,000)
Increase (decrease) in accrued expenses	23,689,000	1,947,000,000	(425,000,000)	(262,000,000)
Increase (decrease) in deferred revenue	10,099,000	830,000,000	(1,157,000,000)	(1,294,000,000)
Decrease in advance received	(3,115,000)	(256,000,000)	(185,000,000)	(478,000,000)
Increase (decrease) in deposits	1,119,000	92,000,000	(117,000,000)	(396,000,000)
Other, net	(5,294,000)	(435,000,000)	(460,000,000)	(2,916,000,000)
Net cash provided by operating activities	461,309,000	37,915,000,000	26,605,000,000	14,297,000,000
Cash flows from investing activities:
Capital expenditures, including interest capitalized	(112,666,000)	(9,260,000,000)	(10,554,000,000)	(6,318,000,000)
Proceeds from sales of property and equipment	134,000	11,000,000	8,000,000	10,000,000
Acquisition of new subsidiaries, net of cash acquired			679,000,000
Decrease (increase) in lease deposits, net	5,670,000	466,000,000	497,000,000	(374,000,000)
Net decrease (increase) in term deposits	17,180,000	1,412,000,000	(1,412,000,000)
Other, net	(3,346,000)	(275,000,000)	9,000,000	233,000,000
Net cash used in investing activities	(93,028,000)	(7,646,000,000)	(10,773,000,000)	(6,449,000,000)
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings	(20,684,000)	(1,700,000,000)	680,000,000
Repayments of long-term debt			(278,000,000)	(592,000,000)
Redemption of bonds	(60,834,000)	(5,000,000,000)
Principal payments under capital lease and financing obligations	(29,018,000)	(2,385,000,000)	(2,678,000,000)	(2,581,000,000)
Dividends paid	(69,217,000)	(5,689,000,000)	(5,785,000,000)	(7,569,000,000)
Purchases of treasury stock by parent company	(353,000)	(29,000,000)	(101,000,000)	(3,000,000)
Proceeds from sale-leaseback transaction	18,822,000	1,547,000,000	1,975,000,000
Other, net	24,000	2,000,000	5,000,000	1,000,000
Net cash used in financing activities	(161,260,000)	(13,254,000,000)	(6,182,000,000)	(10,744,000,000)
Effect of exchange rate changes on cash and cash equivalents	(1,278,000)	(105,000,000)	(849,000,000)	68,000,000
Net increase (decrease) in cash and cash equivalents	205,743,000	16,910,000,000	8,801,000,000	(2,828,000,000)
Cash and cash equivalents, beginning of year	724,431,000	59,541,000,000	50,740,000,000	53,568,000,000
Cash and cash equivalents, end of year	$ 930,174,000	¥ 76,451,000,000	¥ 59,541,000,000	¥ 50,740,000,000